Significant accounting policies, Going concern (Details)	1 Months Ended		3 Months Ended		9 Months Ended
	Jul. 31, 2022 GBP (£)	Jul. 31, 2022 USD ($)	Sep. 30, 2022 GBP (£)	Sep. 30, 2021 GBP (£)	Sep. 30, 2022 GBP (£)	Sep. 30, 2021 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Going concern [Abstract]
Cash and cash equivalents			£ 347,189,000	£ 256,551,000	£ 347,189,000	£ 256,551,000	£ 237,886,000	£ 129,716,000
Net current assets			326,303,000		326,303,000
Operating profit/(loss)			6,172,000	(30,950,000)	(17,281,000)	(97,330,000)
Net cash used in operating activities					(31,923,000)	(79,778,000)
Net product and net pre-product revenue			£ 36,303,000	£ 474,000	£ 74,514,000	£ 474,000
Proceeds from shares issued	£ 116,812,000	$ 140,000,000
Offering expenses	£ 388,000